Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
15.1 Details of intangible assets as of December 31, 2023 and 2024, are as follows:
(In millions of Korean won)

	December 31, 2023
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
Goodwill	￦	918,913	￦	—	￦	(76,785)	￦	24,846	￦	866,974
Other intangible assets		3,572,298		(2,456,769)		(31,645)		—		1,083,884

	￦	4,491,211	￦	(2,456,769)	￦	(108,430)	￦	24,846	￦	1,950,858

(In millions of Korean won)

	December 31, 2024
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Others		Carrying amount
Goodwill	￦	922,959	￦	—	￦	(137,937)	￦	89,026	￦	874,048
Other intangible assets		3,766,460		(2,630,666)		(43,159)		—		1,092,635

	￦	4,689,419	￦	(2,630,666)	￦	(181,096)	￦	89,026	￦	1,966,683

15.3 Changes in accumulated impairment losses of goodwill for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning	Impairment	Others	Ending
Accumulated impairment losses of goodwill	￦ (70,517)	￦ (6,268)	￦ —	￦ (76,785)

(In millions of Korean won)	2024
	Beginning	Impairment	Others	Ending
Accumulated impairment losses of goodwill	￦ (76,785)	￦ (60,273)	￦ (879)	￦ (137,937)
15.5 Details of intangible assets other than goodwill as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
Industrial property rights	￦	4,541	￦	(2,740)	￦	(715)	￦	1,086
Software		2,503,883		(1,936,689)		(840)		566,354
Other intangible assets		1,028,747		(483,808)		(30,090)		514,849
Right-of-use assets		35,127		(33,532)		—		1,595

	￦	3,572,298	￦	(2,456,769)	￦	(31,645)	￦	1,083,884

(In millions of Korean won)	December 31, 2024
	Acquisition cost		Accumulated amortization		Accumulated impairment losses		Carrying amount
Industrial property rights	￦	2,632	￦	(1,971)	￦	—	￦	661
Software		2,718,892		(2,022,510)		(1,476)		694,906
Other intangible assets		1,009,809		(571,646)		(41,683)		396,480
Right-of-use assets		35,127		(34,539)		—		588

	￦	3,766,460	￦	(2,630,666)	￦	(43,159)	￦	1,092,635

15.6 Changes in intangible assets other than goodwill for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	2023
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Business combination		Others		Ending
Industrial property rights	￦	1,111	￦	243	￦	—	￦	(268)	￦	—	￦	—	￦	1,086
Software		620,248		238,191		—		(291,422)		23		(686)		566,354
Other intangible assets 2		389,354		239,749		(7,761)		(96,674)		4,991		(14,810)		514,849
Right-of-use assets		2,602		—		—		(1,007)		—		—		1,595

	￦	1,013,315	￦	478,183	￦	(7,761)	￦	(389,371)	￦	5,014	￦	(15,496)	￦	1,083,884

(In millions of Korean won)
	2024
	Beginning		Acquisition & transfer		Disposal		Amortization 1		Others		Ending
Industrial property rights	￦	1,086	￦	164	￦	(431)	￦	(158)	￦	—	￦	661
Software		566,354		419,582		(3,144)		(292,596)		4,710		694,906
Other intangible assets 2		514,849		3,548		(6,533)		(105,206)		(10,178)		396,480
Right-of-use assets		1,595		—		—		(1,007)		—		588

	￦	1,083,884	￦	423,294	￦	(10,108)	￦	(398,967)	￦	(5,468)	￦	1,092,635

1	Includes ￦44,286 million and ￦37,906 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2023 and 2024, respectively.
2
Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.

15.7 Changes in accumulated impairment losses of other intangible assets for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of other intangible assets	￦ (32,766)	￦ (12,876)	￦	2,119	￦	11,878	￦ (31,645)

(In millions of Korean won)	2024
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of other intangible assets	￦ (31,645)	￦ (15,468)	￦	1,020	￦	2,934	￦ (43,159)

Disclosure of goodwill [text block]
15.2 Details of goodwill as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023				December 31, 2024
	Acquisition cost		Carrying amount 1		Acquisition cost		Carrying amount 1
Housing & Commercial Bank	￦	65,288	￦	65,288	￦	65,288	￦	65,288
KB Securities Co., Ltd.		70,265		58,889		70,265		58,889
KB Capital Co., Ltd.		79,609		79,609		79,609		79,609
KB Savings Bank Co., Ltd.		115,343		57,403		115,343		57,403
KB Securities Vietnam Joint Stock Company		13,092		13,820		13,092		14,988
KB DAEHAN SPECIALIZED BANK PLC 2		6,189		—		6,189		—
KB PRASAC B ANK PLC. 3		398,144		422,575		398,144		419,918
PT Sunindo Kookmin Best Finance		2,963		2,911		2,963		3,172
PT Bank KB Bukopin Tbk		89,220		86,410		89,220		94,162
PT. KB Finansia Multi Finance		51,820		53,089		51,820		57,853
PT. KB Valbury Sekurita		11,070		11,070		11,070		12,063
Others		15,910		15,910		19,956		10,703

	￦	918,913	￦	866,974	￦	922,959	￦	874,048

1	Includes the effect of exchange differences and others.
2	KB DAEHAN SPECIALIZED BANK PLC. and I-Finance Leasing merged on December 19, 2024.
3	Kookmin Bank Cambodia PLC. merged with KB PRASAC BANK PLC. on September 1, 2023.

Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
15.4 Details of goodwill allocation to cash-generating units and related information for impairment testing as of December 31, 2024 are as follows:

	(In millions of Korean won)	December 31, 2024
		Carrying amount of goodwill		Recoverable amount exceeding carrying amount*		Discount rate (%)	Permanent growth rate (%)
Housing & Commercial Bank	Retail banking	￦	49,315	￦	7,134,305	16.15	1.00
	Corporate banking		15,973		19,335,298	15.01	1.00
	KB Securities Co., Ltd.		58,889		145,385	10.70	1.00
	KB Capital Co., Ltd.		79,609		1,903,621	11.41	1.00
	KB Savings Bank Co., Ltd. and Yehansoul Savings Bank Co., Ltd.		57,403		170,695	12.99	1.00
	KB Securities Vietnam Joint Stock Company		14,988		7,312	22.66	1.00
	PT Bank KB Bukopin Tbk		94,162		497,709	26.12	4.00
	KB PRASAC Bank Plc.		419,918		(55,450)	21.73	4.00
	PT Sunindo Kookmin Best Finance		3,172		2,828	19.01	0.00
	PT. KB Finansia Multi Finance		57,853		38,196	13.25	1.00
	PT. KB Valbury Sekurita		12,063		1,500	16.42	1.00
	Others		10,703		34,814	—	—

		￦	874,048	￦	29,216,213

*	The recoverable amount exceeding carrying amount is the amount at the time of impairment testing.